Stock Incentive Plan (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Share-Based Compensation Expense

The following table provides total stock-based compensation expense by award type:

	Three Months Ended		Nine Months Ended
(in thousands)	March 31, 2023	March 31, 2022	March 31, 2023	March 31, 2022
Stock option awards	$(921)	$828	$2,332	$828
Restricted stock units	(1,087)	1,115	4,639	1,115
Total stock-based compensation	$(2,008)	$1,943	$6,971	$1,943

The following table provides total share-based compensation expense by award type:

	June 30,
(in thousands)	2022	2021
Stock option awards	$2,551	$-
Restricted stock units	4,363	-
Total share-based compensation	$6,914	$-

Summary of Stock Option Activity

The following table presents a summary of stock option activity under the 2021 Plan:

	Stock Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at June 30, 2022	3,503,527	$10.50	3.22	$-
Granted	782,061	3.85		-
Exercised	-	-		-
Forfeited or cancelled	(1,257,927)	10.50		-
Outstanding at March 31, 2023	3,027,661	$8.80	2.90	$-

The following table presents a summary of stock option activity under the 2021 Plan:

	Stock Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at June 30, 2020	-	$-	-	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited or cancelled	-	-	-	-
Outstanding at June 30, 2021	-	$-	-	$-
Granted	3,533,627	10.50	3.22	-
Exercised	-	-	-	-
Forfeited or cancelled	(30,100)	10.50	-	-
Outstanding at June 30, 2022	3,503,527	$10.50	3.22	$-

A summary of our stock option activity and related information under the 2015 Stock Option Plan is as follows (prior to recapitalization):

			Weighted-Average
			Remaining
		Weighted-Average	Contractual
(in thousands)	Number of Shares	Exercise Price	Life (Years)	Intrinsic Value
Outstanding at June 30, 2019	670,629	$16.96	2.98	1,706,900
Granted	299,760	$22.50	-	-
Forfeited	(70,037)	$17.08	-	-
Outstanding, at June 30, 2020	900,352	$18.79	2.99	2,201,700

Granted
Forfeited	(84,373)	$18.31	-	-
Cancelled	(815,979)	$18.84	-	-
Outstanding, at June 30, 2021	-	$-	-	-

Summary of Restricted Stock Units Activity

The following table presents a summary of restricted stock units activity for the periods presented:

	Restricted Stock Units	Weighted-Average Grant Date Fair Value
Outstanding at June 30, 2022	1,902,068	$8.14
Granted	584,434	3.29
Vested	(755,880)	8.20
Forfeited or cancelled	(569,489)	8
Outstanding at March 31, 2023	1,161,133	$5.62

The following table presents a summary of restricted stock units activity for the periods presented:

	Restricted Stock Units	Weighted-Average Grant Date Fair Value
Outstanding at June 30, 2020	-	$-
Granted	-	-
Issued	-	-
Forfeited or cancelled	-	-
Outstanding at June 30, 2021	-	$-
Granted	1,902,068	8.14
Issued	-	-
Forfeited or cancelled	-	-
Outstanding at June 30, 2022	1,902,068	$8.14